Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Operating Lease [Line Items]
Cost		¥ 11,344	¥ 18,200
Accumulated depreciation		(1,674)	(1,668)
Net carrying amount		9,670	16,532
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	3,058	3,090
Accumulated depreciation	[1]	(1,616)	(1,612)
Net carrying amount	[1]	1,442	1,478
Aircraft [Member]
Operating Lease [Line Items]
Cost		8,286	15,110
Accumulated depreciation		(58)	(56)
Net carrying amount		¥ 8,228	¥ 15,054

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.